Liabilities to Credit Institutions - Additional Information (Details) kr in Millions, $ in Millions	Apr. 30, 2021 USD ($)	Apr. 30, 2021 SEK (kr)	Dec. 31, 2020 USD ($)
Liabilities To Credit Institutions [Line Items]
Trade receivables and inventories			$ 1.9
Real estate mortgages			11.2
Chattel mortgages			$ 24.4
SRCF Agreement | Revolving Credit Facility
Liabilities To Credit Institutions [Line Items]
Sustainable multicurrency revolving credit facility	$ 397.8	kr 3,600
SRCF Agreement | Accordion Option
Liabilities To Credit Institutions [Line Items]
Optional sustainable multicurrency revolving credit facility	$ 93.9	kr 850